Risk Management And Derivatives (Schedule Of Contract Notional Amount Of All Purchase And Sale Contracts Of A Foreign Currency) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014
Derivative [Line Items]
Derivative, Description of Terms	January 2016	January 2015
Forward Contracts [Member]
Derivative [Line Items]
Notional contract amount of all purchase and sale contracts of a foreign currency	$ 53,389	$ 49,676
U.S. Dollars (Purchased By The Company's Canadian Division With Canadian Dollars) [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional contract amount of all purchase and sale contracts of a foreign currency	19,633	20,197
Chinese Yuan [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional contract amount of all purchase and sale contracts of a foreign currency	14,512	15,278
Euro [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional contract amount of all purchase and sale contracts of a foreign currency	16,152	11,270
Japanese Yen [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional contract amount of all purchase and sale contracts of a foreign currency	1,523	1,586
Taiwan, New Dollars | Forward Contracts [Member]
Derivative [Line Items]
Notional contract amount of all purchase and sale contracts of a foreign currency	599	553
Other Currencies [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional contract amount of all purchase and sale contracts of a foreign currency	$ 970	$ 792